Leases - Supplemental Cash Flow Information Related To Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases			$ 3,051	$ 2,080
Operating cash flows from finance leases			0	95
Right-of-use assets obtained in exchange for lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 3,783	$ 0	$ 3,916	$ 2,410